Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Cash interest paid	$ 1,495	$ 0	$ 3,732	$ 5,366
Significant non-cash financing and investing activities:
Write-off of Seller's debt issuance costs	766	0	0	8,202
Increase in debt from in-kind interest	2,340	3,971	11,425	0
Plant, equipment, and mine development additions included in Accounts payable and accrued liabilities	0	911	538	1,229
Accrual of deferred financing and equity issuance costs			0	94
Liability based restricted stock units transferred to equity	37	0	765	0
Exchange of Seller's 1.5 Lien Notes for HYMC common stock
Significant non-cash financing and investing activities:
Debt converted	$ 3,300	$ 0	0	160,254
Exchange of Seller's 1.25 Lien Notes for Subordinated Notes
Significant non-cash financing and investing activities:
Debt converted			0	80,000
Exchange of Seller's 1.25 Lien Notes for HYMC common stock
Significant non-cash financing and investing activities:
Debt converted			$ 0	$ 48,459